Expense Example	Dec. 31, 2023 USD ($)
Lazard US Equity Concentrated Portfolio | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	997
Lazard US Equity Concentrated Portfolio | Open Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,313
Lazard US Equity Concentrated Portfolio | R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,224
Lazard US Small Cap Equity Select Portfolio | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,485
Lazard US Small Cap Equity Select Portfolio | Open Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	1,836
Lazard US Small Cap Equity Select Portfolio | R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,460